Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Share Capital

Equity share capital	2022	2021
	Ordinary Shares of €0.32 each (i)	Ordinary Shares of €0.32 each (i)	Income Shares of €0.02 each
Authorised
At 1 January ($m)	491	491	28
Cancellation of Income Shares (ii)	-	-	(28)
At 31 December ($m)	491	491	-

Number of Shares at 1 January (millions)	1,250	1,250	1,250
Cancellation of Income Shares (ii)	-	-	(1,250)
Number of Shares at 31 December (millions)	1,250	1,250	-
Allotted, called-up and fully paid
At 1 January ($m)	309	317	16
Cancellation of Income Shares (ii)	-	-	(16)
Cancellation of Treasury Shares (iii)	(7)	(8)	-
At 31 December ($m)	302	309	-
The movement in the number of shares (expressed in millions) during the financial year was as follows:
At 1 January	774	795	795
Cancellation of Income Shares (ii)	-	-	(795)
Cancellation of Treasury Shares (iii)	(22)	(21)	-
At 31 December	752	774	-

(i)The Ordinary Shares represent 99.52% of the total issued share capital as at 31 December 2022 (2021: 99.53%).
(ii)The Income Shares were cancelled with effect from 9 February 2021 pursuant to a resolution approved by the Shareholders at an extraordinary general meeting of the Company held on 9 February 2021.
(iii)During 2022, 22,000,000 Ordinary Shares (2021: 21,000,000) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.

Summary of Preference Share Capital

Preference share capital	5% Cumulative Preference Shares of €1.27 each		7% 'A' Cumulative Preference Shares of €1.27 each
	Number of Shares		Number of Shares
	‘000s	$m	‘000s	$m
Authorised
At 1 January 2022 and 31 December 2022	150	-	872	1
Allotted, called-up and fully paid
At 1 January 2022 and 31 December 2022	50	-	872	1

Summary of Treasury Shares/Own Shares

Treasury Shares/own shares	2022	2021
	$m	$m
At 1 January	(195)	(386)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	173	117
Shares acquired by CRH plc (Treasury Shares) (i)	(1,170)	(880)
Shares acquired by Employee Benefit Trust (own shares)	(8)	(16)
Treasury Shares/own shares reissued (ii)	24	19
Cancellation of Treasury Shares	879	951
At 31 December	(297)	(195)
Notes (i) to (ii) are set out overleaf.

Summary of Treasury Shares
The movement in the number of Treasury Shares/own shares during the financial year is outlined in the table below.

	Number of shares
	2022	2021
At 1 January	3,720,563	10,320,739
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	(3,502,924)	(3,254,236)
Shares acquired by CRH plc (Treasury Shares) (i)	29,755,861	17,829,602
Shares acquired by Employee Benefit Trust (own shares)	189,088	345,981
Treasury Shares/own shares reissued (ii)	(449,703)	(521,523)
Cancellation of Treasury Shares	(22,000,000)	(21,000,000)
At 31 December	7,712,885	3,720,563
Split of Treasury Shares/own shares (iii)
Treasury Shares	7,398,112	3,476,859
Own shares	314,773	243,704
	7,712,885	3,720,563

(i)During 2022, CRH repurchased a total of 29,755,861 Ordinary Shares returning a further $1.2 billion of cash to shareholders. This brings total cash returned to shareholders under the share buyback programme (the Programme) to $4.1 billion since its commencement in May 2018.
(ii)These reissued Treasury Shares were previously purchased at an average price of $53.21 (2021: $37.15).
(iii)As at the balance sheet date, the nominal value of the Treasury Shares and own shares was €2.4 million and €0.1 million respectively (2021: €1.1 million and
€0.1 million respectively). Dividends have been waived by the Trustees of the own shares.

Summary of Ordinary Shares Repurchased

	2022		2021
	Number of Shares	$m	Number of Shares	$m
Ordinary Shares repurchased during the period (Treasury Shares)	29,755,861	1,170	17,829,602	880
Financial liability as at 31 December		281		281
Total		1,451		1,161

At 31 December 2022 a financial liability of $281 million (2021: $281 million) was included in other payables in respect of the latest phase of the Programme which was entered into with Bank of America. This phase will end no later than 30 March 2023. Subsequent to year end, the Board approved the Group’s intention to increase its share buyback programme through the repurchase of up to $3 billion of CRH shares over the next 12 months subject to market conditions prevailing at the time and on the formal Shareholder approval of the share buyback authority at the AGM.

Summary of Share Premium

Share premium	2021
$m
At 1 January	7,493
Reduction of share premium (iv)	(7,493)
At 31 December	-

(iv)Pursuant to a special resolution approved by shareholders at the Annual General Meeting of the Company held on 29 April 2021 and the subsequent order of the High Court of Ireland made on 3 June 2021, the capital of the Company was reduced by the entire amount standing to the credit of the Company’s share premium account as at 31 December 2020, with the reserve resulting from the reduction being treated as profits available for distribution as defined by Section 117 of the Companies Act 2014. A copy of the aforementioned order of the High Court was filed with the Companies Registration Office in Ireland on 3 June 2021.